Cost of Sales by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Cost of Sales
COST OF SALES BY NATURE

(in millions of Canadian dollars)	2017	2016
Raw material	1,751	1,612
Wages and employee benefits expenses	689	662
Energy	259	248
Delivery	331	269
Depreciation and amortization	215	192
Other	463	397
	3,708	3,380

Selling and Administrative Expenses	SELLING AND ADMINISTRATIVE EXPENSES BY NATURE

(in millions of Canadian dollars)	2017	2016
Wages and employee benefits expenses	287	271
Information technology	60	46
Publicity and marketing	16	15
Other	77	70
	440	402